Cash	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Cash
5.	Cash
As at September 30, 2026, cash of $1,148,607 includes $4,165 (December 31, 2025 - $2,461) solely for use on the Sangdong Mine.